DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
DEFERRED REVENUE.

NOTE 10 – DEFERRED REVENUE

Our deferred revenue consists of:

	September 30, 2016	December 31, 2015
Deferred revenue - WeedMD	$428,750	$563,750
Deferred revenue - FoxBarry	—	200,000
	428,750	763,750
Less - current portion	(180,000)	(380,000)
Deferred revenue, net of current portion	$248,750	$383,750

As described in Note 4 above, on June 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WMD in exchange for future consulting services and use of our intellectual property. We recorded the $893,750 fair value of these securities as deferred revenue, and we recognized $150,000 of this amount as revenue during the period July 1, 2014 through December 31, 2014, based upon our initial three year estimate of the service period involved. Based on consultations with WMD, we expect to deliver the remaining consulting services and use of our intellectual property to WMD on a relatively consistent monthly basis during the four year period January 1, 2015 through December 31, 2018. Accordingly, we are now recognizing $15,000 of deferred revenue per month, and thus, during the three and nine month periods September 30 2016 and 2015, we recognized a total of $45,000 and $135,000 of revenue applicable to this arrangement, respectively. At September 30, 2016, we expect to recognize $180,000 of the remaining $428,751 WMD deferred revenue during the next twelve months and accordingly, we have classified the $180,000 as a current liability on our condensed consolidated balance sheets.

On December 28, 2014, we entered into a royalty and consulting services agreement with FoxBarry Farms, LLC (“FoxBarry”) whereby we received a $200,000 prepaid royalty payment from FoxBarry, which we classified on our balance sheet as deferred revenue. Over the past twelve months, in spite of repeated efforts by our management, we have not been able to communicate with, or locate the principals of FoxBarry; and further, our research indicates that FoxBarry has ceased doing business, and is no longer an operating entity. When we entered into the transaction with FoxBarry, it was our policy to recognize the related deferred royalty revenue, based on actual applicable sales as defined in the agreement.  However, since FoxBarry appears to no longer be in existence, and all of our conditions pursuant to the agreement have been satisfied, we elected to recognize $200,000 of deferred during the three and nine months ended September 30, 2016. For the three and nine months ended September 2015, we did not recognize any deferred revenue related to this agreement.

NOTE 10 – DEFERRED REVENUE

Our deferred revenue consists of:

	December 31,
	2015	2014
Deferred revenue – WeedMD	$563,750	$743,750
Deferred revenue - FoxBarry	200,000	200,000
	763,750	943,750
Less – current portion	(380,000)	(500,000
Deferred revenue, net of current portion	$383,750	$443,750

As described in Note 4 above, on September 9, 2014, we received 1,187,500 common shares and 3,000,000 warrants to purchase common shares of WMD in exchange for future consulting services and use of our intellectual property. We recorded the $893,750 fair value of these securities as deferred revenue and we recognized $150,000 of this amount as revenue during the period July 1, 2014 through December 31, 2014, based upon our initial three year estimate of the service period involved. Based on recent discussions with WMD, we now expect to deliver the remaining consulting services and use of our intellectual property to WMD on a relatively consistent monthly basis during the four year period January 1, 2015 through December 31, 2018. Accordingly, we are now recognizing $15,000 of deferred revenue per month. During the years ended December 31, 2015 and 2014, we recognized $180,000 and $150,000, respectively, of revenue applicable to this arrangement. At December 31, 2015, we expect to recognize $180,000 of the remaining $563,750 WMD deferred revenue during the next twelve months and accordingly, we have classified the $180,000 as a current liability on our consolidated balance sheets.

On December 28, 2014, we entered into a royalty and consulting services agreement with FoxBarry Farms, LLC (“FoxBarry”) whereby we received a $200,000 prepaid royalty payment from FoxBarry. At the time, we planned to recognize deferred royalty revenue based on actual applicable sales as defined in the agreement. During the years ended December 31, 2015 and 2014, we did not recognize any deferred revenue related to this agreement. In August 2015, we discontinued providing consulting services to FoxBarry as our initial project with FoxBarry was abandoned due to operational issues. At the same time we entered into discussions with FoxBarry to earn the $200,000 prepaid royalty through new projects or as a potential termination fee associated with our original agreement. We have classified the $200,000 as a current liability on our consolidated balance sheets as we expect to recognize this amount during the next twelve months.